Document and Entity Information	0 Months Ended
Oct. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 01, 2013
Registrant Name	Powershares Actively Managed Exchange-Traded Fund Trust
Central Index Key	0001418144
Amendment Flag	false
Document Creation Date	Oct. 01, 2013
Document Effective Date	Oct. 03, 2013
Prospectus Date	Oct. 03, 2013